Share Capital - Roll Forward of Shares Outstanding (Detail) - CAD ($) $ in Millions		12 Months Ended
	Jan. 16, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Common shares – beginning		595,938,975	595,386,711
Common shares – ending		596,818,436	595,938,975
Number of shares exercised (in shares)		302,520.00000
Value of common shares issued		$ 6	$ 0
Ownership, percentage		100.00%	100.00%
Long Term Incentive Plan [Member]
Class of Stock [Line Items]
Common shares issued		416,519	70,804
Share Grant Plans [Member]
Class of Stock [Line Items]
Common shares issued		462,942	481,460
Public
Class of Stock [Line Items]
Common shares – beginning		313,526,327	312,974,063
Common shares – ending		314,405,788	313,526,327
Ownership, percentage		52.70%	52.60%
Public | Long Term Incentive Plan [Member]
Class of Stock [Line Items]
Common shares issued		416,519	70,804
Number of shares exercised (in shares)		302,520
Value of common shares issued		$ 6
Public | Share Grant Plans [Member]
Class of Stock [Line Items]
Common shares issued		462,942	481,460
Province
Class of Stock [Line Items]
Common shares – beginning		282,412,648	282,412,648
Common shares – ending		282,412,648	282,412,648
Ownership, percentage		47.30%	47.40%
Province | Long Term Incentive Plan [Member]
Class of Stock [Line Items]
Common shares issued		0	0
Province | Share Grant Plans [Member]
Class of Stock [Line Items]
Common shares issued		0	0
Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares exercised (in shares)	117,980